Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 27, 2012
Registrant Name	dei_EntityRegistrantName	TOCQUEVILLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000801444
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 27, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

The Tocqueville International Value Fund (Prospectus Summary): | The Tocqueville International Value Fund
THE TOCQUEVILLE INTERNATIONAL VALUE FUND (the “Fund”)

THE TOCQUEVILLE TRUST (the “Trust”)

THE TOCQUEVILLE INTERNATIONAL VALUE FUND (the “Fund”)

Supplement dated December 27, 2012 to the Trust’s Prospectus, dated February 28, 2012

Effective January 1, 2013, Tocqueville Asset Management L.P. (the “Advisor”) is implementing an expense limitation agreement with respect to the Fund in order to ensure that the Fund’s total operating expenses (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.25% of the Fund’s average daily net assets. This expense limitation agreement will be in effect until at least March 1, 2014 and may not be terminated by the Advisor before that time.

The fee table on page 7 of the Prospectus is replaced with the below:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville International Value Fund
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Tocqueville International Value Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.31%
Total Annual Fund Operating Expenses		1.56%
Less: Fee Waiver/Expense Reimbursement		(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[1]	1.25%
[1]	The Advisor has contractually agreed to waive the Tocqueville International Value Fund’s management fees and/or reimburse expenses in order to ensure that the Tocqueville International Value Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

The example on page 7 is replaced with the below: Example

This example is intended to help you compare the cost of investing in the Tocqueville International Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tocqueville International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tocqueville International Value Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Tocqueville International Value Fund	127	462	821	1,830

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
The Tocqueville International Value Fund (Prospectus Summary): | The Tocqueville International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE TOCQUEVILLE INTERNATIONAL VALUE FUND (the “Fund”)
Supplement Text	ck0000801444_SupplementTextBlock

THE TOCQUEVILLE TRUST (the “Trust”)

THE TOCQUEVILLE INTERNATIONAL VALUE FUND (the “Fund”)

Supplement dated December 27, 2012 to the Trust’s Prospectus, dated February 28, 2012

Effective January 1, 2013, Tocqueville Asset Management L.P. (the “Advisor”) is implementing an expense limitation agreement with respect to the Fund in order to ensure that the Fund’s total operating expenses (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.25% of the Fund’s average daily net assets. This expense limitation agreement will be in effect until at least March 1, 2014 and may not be terminated by the Advisor before that time.

The fee table on page 7 of the Prospectus is replaced with the below:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	The example on page 7 is replaced with the below: Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Tocqueville International Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tocqueville International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tocqueville International Value Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
The Tocqueville International Value Fund | The Tocqueville International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIVFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,830

[1]	The Advisor has contractually agreed to waive the Tocqueville International Value Fund’s management fees and/or reimburse expenses in order to ensure that the Tocqueville International Value Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.